Ordinary Share	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Ordinary Shares
20.    Ordinary Shares
On December 20, 2021, four members from the Group’s management, who are also the ordinary shareholders of the Group, voluntarily sold 5,010,420 ordinary shares in total back to the Group at par value at US$0.000005 per share. Such ordinary shares were transferred to the Group for 2019 RSU Plan which was modified in December 2021 to attract more talent (see Note 21). The repurchased ordinary shares were accounted for as treasury shares by the Group. As the shares were repurchased for purposes other than retirement, the cost of those shares, in the amount less than RMB1, which is the cash consideration the Group paid to the four ordinary shareholders, is presented as treasury shares in the consolidated balance sheet as of December 31, 2021. As noted in Note 1(b), following the Merger, the Company’s Articles were amended. As such, the shares and corresponding capital amounts and earnings per share prior to the Merger have been retroactively recast.
The new authorized shares of the Company is US$50,000 divided into 10,000,000,000 shares comprising of (i) 8,000,000,000 Class A Ordinary Shares with par value of US$0.000005 each, (ii) 1,000,000,000 Class B Ordinary Shares with par value of US$0.000005 each, and (iii) 1,000,000,000 shares with par value of US$0.000005 each of such class or classes (however designated) as the Board of Directors may determine in accordance with the Articles. The numbers of shares issued and outstanding as of December 31, 2022 were 288,434,474 Class A Ordinary Shares and 48,960,916 Class B Ordinary Shares.
As noted in Note 21, in 2023, the Company issued 554,575 Class A Ordinary Shares for the 2022 Share Incentive Plan. The numbers of shares outstanding as of December 31, 2023 were 288,989,049 Class A Ordinary Shares and 48,960,916 Class B Ordinary Shares.